Selected Statements of Operations Data	12 Months Ended
Dec. 31, 2023
Selected Statements of Operations Data [Abstract]
SELECTED STATEMENTS OF OPERATIONS DATA

NOTE 13: - SELECTED STATEMENTS OF OPERATIONS DATA

a.	The Company applies ASC 280, “Segment Reporting”. The Company operates in one reportable segment (see also Note 1 for a brief description of the Company’s business).

b.	Operating segments are defined as components of an entity for which separate financial information is available and is regularly reviewed by the chief operating decision maker in making decisions regarding resource allocation and evaluating financial performance. The Company determined it operates in one reportable segment as the Company's chief operating decision maker is the CEO which makes operating decisions, assesses performance and allocates resources on a consolidated basis.

c.	The following tables present total revenues for the years ended December 31, 2023, 2022 and 2021 and long-lived assets, net as of December 31, 2023 and 2022 by geographic regions:

1.	Revenues by geographic region are as follows:

	Year ended December 31,
	2023	2022	2021

North America	$31,829	$22,943	$21,777
Asia (*)	9,786	12,513	14,686
Latin America	1,266	2,959	1,071
EMEA (including Israel)	8,719	7,636	2,748
	$51,600	$46,051	$40,282

(*)	Includes Japan which accounted for more than 10% of the Company’s revenues in all years presented.

Total revenues are attributed to geographic areas are based on the location of the end-customer.

In 2023, 2022 and 2021, the amount of export revenues represented 96%, 97% and 94%, respectively, of the Company’s total revenues.

2.	Major customer data as a percentage of total revenues:

	Year ended December 31,
	2023		2022	2021
	%
A	52		49	52
B (*)	24		28	26
C	(**	)	5	10
	76%		82%	88%

(*)	For the year ended December 31, 2023, operating both in Asia and EMEA.
(**)	Less than 1%.

3.	Long-lived assets by geographic areas:

	Year ended December 31,
	2023	2022

Israel	$1,573	$2,302
United States	577	746
Other	299	419
Total long-lived assets (1)	$2,449	$3,467

(1)	Long-lived assets are comprised of property and equipment, net and operating lease right-of use.

c.	Financial income, net:

	Years ended December 31,
	2023	2022	2021

Financial Income:
Interest income	$4,304	$1,778	$666
Foreign currency exchange gain	730	1,313	250
	5,034	3,091	916
Financial expenses:
Bank charges	(135)	(16)	(15)
Foreign currency exchange loss	(342)	(1,059)	(547)
	(477)	(1,075)	(562)
	$4,557	$2,016	$354

d.	Net loss per Ordinary Share:

The following table sets forth the computation of basic and diluted net income (loss) per Ordinary Share:

	Years ended December 31,
	2023	2022	2021
Numerator:
Numerator for basic net income per Ordinary Share	$3,713	$(2,257)	$(5,263)
Numerator for dilutive net income (loss) per Ordinary Share	$3,713	$(2,257)	$(5,263)

Denominator:
Denominator for basic net income (loss) per Ordinary Share - weighted average number of Ordinary Shares	15,098,642	14,525,449	14,124,404
Effect of dilutive securities:
Share-based compensation granted	199,305	-	-
Denominator for diluted net income (loss) per Ordinary Share - adjusted weighted average number of Ordinary Shares	15,297,947	14,525,449	14,124,404